UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-08397

                           THE MARSICO INVESTMENT FUND
               (Exact name of registrant as specified in charter)

                          1200 17th Street, Suite 1600
                                Denver, CO 80202
               (Address of principal executive offices)(zip code)


                             Christopher J. Marsico
                           The Marsico Investment Fund
                          1200 17th Street, Suite 1600
                                Denver, CO 80202
                     (Name and address of agent for service)

                                   Copies to:
                             Sander M. Bieber, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                             Washington, D.C. 20006

        Registrant's telephone number, including area code: (303)454-5600

                      Date of fiscal year end: September 30

                     Date of reporting period: June 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS

The Marsico Investment Fund
Schedule of Investments
June 30, 2006 (Unaudited)

                               MARSICO FOCUS FUND
                             Schedule of Investments
                                  June 30, 2006
                                   (Unaudited)


                                                  Number         Market Value    Percent of
                                                 of Shares        in Dollars     Net Assets
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------------------------------------------

AUTOMOTIVE - CARS/LIGHT TRUCKS
Toyota Motor Corporation  ADR                     1,154,478   $  120,746,854        2.68%
                               --------------------------------------------------------------

BUILDING - RESIDENTIAL/COMMERCIAL
Lennar Corporation - Class A                      1,646,640       73,061,417        1.62
                               --------------------------------------------------------------

CABLE TV
Comcast Corporation - Class A*                    4,094,830      134,064,734        2.97
                               --------------------------------------------------------------

CASINO HOTELS
Las Vegas Sands Corp.*                            1,749,920      136,248,771        3.02
MGM MIRAGE*                                       3,171,764      129,407,971        2.87
Wynn Resorts Ltd.*                                1,633,932      119,767,216        2.66
                               --------------------------------------------------------------
                                                                 385,423,958        8.55
                               --------------------------------------------------------------

COSMETICS & TOILETRIES
The Procter & Gamble Company                      3,156,641      175,509,240        3.89
                               --------------------------------------------------------------

ELECTRONICS COMPONENTS - SEMICONDUCTORS
Texas Instruments, Inc.                           2,984,442       90,398,748        2.00
                               --------------------------------------------------------------

FINANCE - CONSUMER LOANS
SLM Corporation                                   2,301,998      121,821,734        2.70
                               --------------------------------------------------------------

FINANCE - INVESTMENT BANKER/BROKER
The Goldman Sachs Group, Inc.                     1,362,203      204,916,197        4.54
Lehman Brothers Holdings, Inc.                    1,782,254      116,113,848        2.58
UBS AG                                            1,913,086      209,865,534        4.65
                               --------------------------------------------------------------
                                                                 530,895,579       11.77
                               --------------------------------------------------------------

FINANCE - MULTI-LINE INSURANCE
Genworth Financial, Inc. - Class A                2,522,682       87,890,241        1.95
                               --------------------------------------------------------------

FINANCE - OTHER SERVICES
Chicago Mercantile Exchange Holdings, Inc.          184,538       90,635,839        2.01
                               --------------------------------------------------------------

HOTELS & MOTELS
Four Seasons Hotels, Inc.                           825,883       50,742,252        1.12
                               --------------------------------------------------------------

MACHINERY - CONSTRUCTION/MINING
Caterpillar, Inc.                                 2,269,489      169,031,541        3.75
                               --------------------------------------------------------------

MACHINERY - FARM
Deere & Company                                     785,086       65,546,830        1.45
                               --------------------------------------------------------------

MEDICAL - BIOMEDICAL/GENETIC
Genentech, Inc.*                                  3,047,138      249,255,888        5.53
                               --------------------------------------------------------------

MEDICAL - HMO
UnitedHealth Group, Inc.                          7,078,564      316,978,096        7.03
                               --------------------------------------------------------------

MEDICAL PRODUCTS
Zimmer Holdings, Inc.*                            1,154,281       65,470,818        1.45
                               --------------------------------------------------------------

OIL - FIELD SERVICES
Halliburton Company                               1,978,059      146,791,758        3.26
Schlumberger Ltd.                                 2,032,261      132,320,514        2.93
                               --------------------------------------------------------------
                                                                 279,112,272        6.19
                               --------------------------------------------------------------

RETAIL - BUILDING PRODUCTS
The Home Depot, Inc.                              1,843,703       65,986,130        1.46
Lowe's Companies, Inc.                            2,798,168      169,764,853        3.76
                               --------------------------------------------------------------
                                                                 235,750,983        5.22
                               --------------------------------------------------------------

RETAIL - DISCOUNT
Target Corporation                                  214,572       10,486,134        0.23
                               --------------------------------------------------------------

RETAIL - RESTAURANTS
Starbucks Corporation*                            2,635,461       99,515,007        2.21
                               --------------------------------------------------------------

TRANSPORTATION - RAIL
Burlington Northern Santa Fe Corporation          1,971,396      156,233,133        3.46
Union Pacific Corporation                         1,180,912      109,777,579        2.43
                               --------------------------------------------------------------
                                                                 266,010,712        5.90
                               --------------------------------------------------------------

TRANSPORTATION - SERVICES
FedEx Corporation                                 1,776,293      207,577,600        4.60
                               --------------------------------------------------------------

WIRELESS EQUIPMENT
Motorola, Inc.                                    5,518,397      111,195,700        2.47
QUALCOMM, Inc.                                    2,715,881      108,825,352        2.41
                               --------------------------------------------------------------
                                                                 220,021,052        4.88
                               --------------------------------------------------------------

TOTAL COMMON STOCKS
(COST $3,114,521,836)                                          4,045,947,529       89.70
                               --------------------------------------------------------------


---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
---------------------------------------------------------------------------------------------

SSgA Prime Money Market Fund, 5.063%            200,769,238      200,769,238        4.45
SSgA Money Market Funds, 4.849%                 186,109,558      186,109,558        4.13
                               --------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(COST $386,878,796)                                              386,878,796        8.58
                               --------------------------------------------------------------

TOTAL INVESTMENTS
(COST $3,501,400,633)                                          4,432,826,325       98.28
Cash and Other Assets Less Liabilities                            77,656,114        1.72
                               --------------------------------------------------------------

NET ASSETS                                                    $4,510,482,439      100.00%
                               --------------------------------------------------------------



* Non-income producing


Investment Valuation--A security traded on a recognized stock exchange is valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale is reported on the valuation date, the most current bid price will generally be used. All other securities for which over-the-counter market quotations are readily available are valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds' Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds' portfolios in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500(R) Index.


                               MARSICO GROWTH FUND
                             Schedule of Investments
                                  June 30, 2006
                                   (Unaudited)



                                                     Number             Market Value           Percent of
                                                   of Shares             in Dollars            Net Assets
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS
-------------------------------------------------------------------------------------------------------------

AEROSPACE/DEFENSE
General Dynamics Corporation                          833,202             $54,541,403              2.22%
Lockheed Martin Corporation                           423,915              30,411,662              1.24
                                               --------------------------------------------------------------
                                                                           84,953,065              3.46
                                               --------------------------------------------------------------

AEROSPACE/DEFENSE EQUIPMENT
United Technologies Corporation                       600,855              38,106,224              1.55
                                               --------------------------------------------------------------



AGRICULTURAL CHEMICALS
Monsanto Company                                       93,465               7,868,818              0.32
                                               --------------------------------------------------------------

AGRICULTURAL OPERATIONS
Archer Daniels Midland Company                      1,018,169              42,030,016              1.71
                                               --------------------------------------------------------------

AUTOMOTIVE - CARS/LIGHT TRUCKS
Toyota Motor Corporation ADR                          443,860              46,423,317              1.89
                                               --------------------------------------------------------------

BUILDING - RESIDENTIAL/COMMERCIAL
KB Home                                               536,089              24,579,681              1.00
Lennar Corporation - Class A                          478,490              21,230,601              0.86
Toll Brothers, Inc.*                                  429,488              10,982,008              0.45
                                               --------------------------------------------------------------
                                                                           56,792,290              2.31
                                               --------------------------------------------------------------

CABLE TV
Comcast Corporation - Class A*                      2,015,867              65,999,486              2.69
                                               --------------------------------------------------------------

CASINO HOTELS
Las Vegas Sands Corp.*                                671,436              52,278,007              2.13
MGM MIRAGE*                                         1,261,876              51,484,541              2.10
Station Casinos, Inc.                                 134,109               9,130,141              0.37
Wynn Resorts Ltd.*                                    791,390              58,008,887              2.36
                                               --------------------------------------------------------------
                                                                          170,901,576              6.96
                                               --------------------------------------------------------------

CELLULAR TELECOMMUNICATIONS
America Movil S.A. de C.V. ADR                        941,379              31,310,266              1.27
                                               --------------------------------------------------------------

COAL
Peabody Energy Corporation                            654,726              36,500,975              1.49
                                               --------------------------------------------------------------

COSMETICS & TOILETRIES
The Procter & Gamble Company                        1,413,499              78,590,544              3.20
                                               --------------------------------------------------------------

DIVERSIFIED MINERALS
Companhia Vale do Rio Doce                            899,890              21,633,356              0.88
                                               --------------------------------------------------------------

ELECTRONIC COMPONENTS - SEMICONDUCTORS
Texas Instruments, Inc.                             1,084,650              32,854,048              1.34
                                               --------------------------------------------------------------

FINANCE - CONSUMER LOANS
SLM Corporation                                       841,719              44,543,769              1.81
                                               --------------------------------------------------------------

FINANCE - INVESTMENT BANKER/BROKER
The Goldman Sachs Group, Inc.                         529,144              79,599,132              3.24
Lehman Brothers Holdings, Inc.                      1,076,864              70,157,690              2.85
UBS AG                                                836,844              91,801,787              3.74
                                               --------------------------------------------------------------
                                                                          241,558,609              9.83
                                               --------------------------------------------------------------

FINANCE - MULTI-LINE INSURANCE
Genworth Financial, Inc. - Class A                    286,447               9,979,813              0.41
                                               --------------------------------------------------------------

FINANCE - OTHER SERVICES
Chicago Mercantile Exchange Holdings, Inc.             99,742              48,988,283              1.99
                                               --------------------------------------------------------------

HOTELS & MOTELS
Four Seasons Hotels, Inc.                             336,417              20,669,460              0.84
                                               --------------------------------------------------------------

INDUSTRIAL GASES
Air Products and Chemicals, Inc.                       61,359               3,922,067              0.16
                                               --------------------------------------------------------------

MACHINERY - CONSTRUCTION/MINING
Caterpillar, Inc.                                     979,569              72,958,299              2.97
                                               --------------------------------------------------------------

MACHINERY - FARM
Deere & Company                                       365,526              30,517,766              1.24
                                               --------------------------------------------------------------

MEDICAL - BIOMEDICAL/GENETIC
Genentech, Inc.*                                    1,561,111             127,698,880              5.20
Genzyme Corporation*                                  398,662              24,338,315              0.99
                                               --------------------------------------------------------------
                                                                          152,037,195              6.19
                                               --------------------------------------------------------------

MEDICAL - HMO
UnitedHealth Group, Inc.                            2,973,875             133,170,123              5.42
                                               --------------------------------------------------------------

MEDICAL LABS & TESTING SERVICES
Quest Diagnostics, Inc.                               221,339              13,262,633              0.54
                                               --------------------------------------------------------------

NETWORKING PRODUCTS
Cisco Systems, Inc.*                                1,171,013              22,869,884              0.93
                                               --------------------------------------------------------------

OIL - FIELD SERVICES
Halliburton Company                                   769,783              57,125,596              2.32
Schlumberger Ltd.                                     811,460              52,834,161              2.15
                                               --------------------------------------------------------------
                                                                          109,959,757              4.47
                                               --------------------------------------------------------------

PROPERTY/CASUALTY INSURANCE
The Progressive Corporation                           825,200              21,215,892              0.86
                                               --------------------------------------------------------------

REAL ESTATE MANAGEMENT/SERVICES
CB Richard Ellis Group, Inc. - Class A*               349,215               8,695,453              0.35
                                               --------------------------------------------------------------

REAL ESTATE OPERATING/DEVELOPMENT
The St. Joe Company                                   317,602              14,781,197              0.60
                                               --------------------------------------------------------------

REITS - MORTGAGE
KKR Financial Corporation                             451,399               9,393,613              0.38
                                               --------------------------------------------------------------

RETAIL - BUILDING PRODUCTS
The Home Depot, Inc.                                  739,926              26,481,952              1.08
Lowe's Companies, Inc.                              1,209,080              73,354,884              2.99
                                               --------------------------------------------------------------
                                                                           99,836,836              4.07
                                               --------------------------------------------------------------

RETAIL - DISCOUNT
Target Corporation                                    818,838              40,016,613              1.63
Wal-Mart Stores, Inc.                                 311,728              15,015,938              0.61
                                               --------------------------------------------------------------
                                                                           55,032,551              2.24
                                               --------------------------------------------------------------

RETAIL - DRUG STORES
Walgreen Co.                                          391,010              17,532,888              0.71
                                               --------------------------------------------------------------

RETAIL - RESTAURANTS
Starbucks Corporation*                                984,285              37,166,602              1.51
Yum! Brands, Inc.                                     930,820              46,792,321              1.90
                                               --------------------------------------------------------------
                                                                           83,958,923              3.41
                                               --------------------------------------------------------------

SUPER-REGIONAL BANKS - U.S.
Wells Fargo & Company                                 303,130              20,333,960              0.83
                                               --------------------------------------------------------------

THERAPEUTICS
Amylin Pharmaceuticals, Inc.*                         805,119              39,748,725              1.62
                                               --------------------------------------------------------------

TRANSPORTATION - RAIL
Burlington Northern Santa Fe Corporation            1,063,162              84,255,588              3.43
Union Pacific Corporation                             639,856              59,481,014              2.42
                                               --------------------------------------------------------------
                                                                          143,736,602              5.85
                                               --------------------------------------------------------------

TRANSPORTATION - SERVICES
FedEx Corporation                                     811,624              94,846,381              3.86
                                               --------------------------------------------------------------

WIRELESS EQUIPMENT
Motorola, Inc.                                      2,085,471              42,022,241              1.71
QUALCOMM, Inc.                                      1,363,679              54,642,618              2.22
                                               --------------------------------------------------------------
                                                                           96,664,859              3.93
                                               --------------------------------------------------------------

TOTAL COMMON STOCKS
(COST $1,869,292,992)                                                   2,324,179,519             94.58
                                               --------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
-------------------------------------------------------------------------------------------------------------

SSgA Prime Money Market Fund,  5.063%              84,727,772              84,727,772              3.45
SSgA  Money Market Funds,  4.849%                           1                       1                 -
                                               --------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(COST $84,727,773)                                                         84,727,773              3.45
                                               --------------------------------------------------------------

TOTAL INVESTMENTS
(COST $1,954,020,765)                                                   2,408,907,292             98.03
Cash and Other Assets Less Liabilities                                     48,493,396              1.97
                                               --------------------------------------------------------------

NET ASSETS                                                             $2,457,400,688            100.00%
                                               ==============================================================

* Non-income producing




Investment Valuation--A security traded on a recognized stock exchange is valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale is reported on the valuation date, the most current bid price will generally be used. All other securities for which over-the-counter market quotations are readily available are valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds' Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds' portfolios in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500(R) Index.

                            MARSICO 21st CENTURY FUND
                             Schedule of Investments
                                  June 30, 2006
                                   (Unaudited)


                                                 Number             Market Value          Percent of
                                                of Shares            in Dollars           Net Assets
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS
-------------------------------------------------------------------------------------------------------------

AEROSPACE/DEFENSE
General Dynamics Corporation                         244,408             $15,998,948              2.36%
                                           ------------------------------------------------------------------

AIRLINES
AMR Corporation*                                     269,820               6,858,824              1.01
                                           ------------------------------------------------------------------

APPAREL MANUFACTURERS
Coach, Inc.*                                         217,449               6,501,725              0.96
                                           ------------------------------------------------------------------

AUTOMOTIVE - CARS/LIGHT TRUCKS
Toyota Motor Corporation ADR                         123,927              12,961,525              1.91
                                           ------------------------------------------------------------------

CABLE TV
Cablevision Systems Corporation - Class A          1,138,627              24,423,549              3.60
                                           ------------------------------------------------------------------

CASINO HOTELS
Las Vegas Sands Corp.*                               326,978              25,458,507              3.76
Station Casinos, Inc.                                320,114              21,793,361              3.22
Wynn Resorts Ltd.*                                   232,432              17,037,266              2.51
                                           ------------------------------------------------------------------
                                                                          64,289,134              9.49
                                           ------------------------------------------------------------------

COAL
Peabody Energy Corporation                           267,351              14,904,818              2.20
                                           ------------------------------------------------------------------

COMMERCIAL BANKS - NON-US
Banco Itau Holding Financeria S.A. ADR               345,500              10,074,780              1.49
                                           ------------------------------------------------------------------

DIVERSIFIED OPERATIONS
LVMH Moet Hennessy Louis Vuitton SA                  138,829              13,779,377              2.03
                                           ------------------------------------------------------------------

ENERGY - ALTERNATE SOURCES
Aventine Renewable Energy Holdings, Inc.*             58,041               2,257,795              0.33
VeraSun Energy Corporation*                          117,313               3,078,293              0.45
                                           ------------------------------------------------------------------
                                                                           5,336,088              0.78
                                           ------------------------------------------------------------------

FINANCE - INVESTMENT BANKER/BROKER
Jefferies Group, Inc.                                450,504              13,348,434              1.97
UBS AG                                               301,776              33,076,753              4.88
                                           ------------------------------------------------------------------
                                                                          46,425,187              6.85
                                           ------------------------------------------------------------------

FINANCE - MULIT-LINE INSURANCE
Genworth Financial, Inc. - Class A                   556,307              19,381,736              2.86
                                           ------------------------------------------------------------------

FINANCE - OTHER SERVICES
Chicago Mercantile Exchange Holdings, Inc.            27,372              13,443,758              1.98
                                           ------------------------------------------------------------------

FOOD - CONFECTIONERY
The Hershey Company                                  197,401              10,870,873              1.60
                                           ------------------------------------------------------------------

MACHINERY - FARM
Deere & Company                                      269,902              22,534,118              3.32
                                           ------------------------------------------------------------------

MEDICAL - BIOMEDICAL/GENETIC
Diversa Corporation*                                 477,660               4,614,196              0.68
Genentech, Inc.*                                     157,616              12,892,989              1.90
Genzyme Corporation*                                 282,229              17,230,080              2.54
                                           ------------------------------------------------------------------
                                                                          34,737,265              5.12
                                           ------------------------------------------------------------------

MEDICAL - DRUGS
Roche Holding AG                                      81,163              13,417,073              1.98
                                           ------------------------------------------------------------------

MEDICAL - HMO
UnitedHealth Group, Inc.                             711,760              31,872,613              4.70
                                           ------------------------------------------------------------------

MISCELLANEOUS MANUFACTURING
American Railcar Industries, Inc.                    359,225              11,893,940              1.76
                                           ------------------------------------------------------------------

OIL - FIELD SERVICES
Schlumberger Ltd.                                    233,183              15,182,545              2.24
                                           ------------------------------------------------------------------

REAL ESTATE MANAGEMENT/SERVICES
CB Richard Ellis Group, Inc. - Class A*              600,637              14,955,861              2.21
                                           ------------------------------------------------------------------

REAL ESTATE OPERATING/DEVELOPMENT
The St. Joe Company                                  349,551              16,268,104              2.40
                                           ------------------------------------------------------------------

REITS - MORTGAGE
Crystal River Capital, Inc. 144A+                    240,411               6,010,275              0.89
KKR Financial Corporation                            734,640              15,287,858              2.26
Redwood Trust, Inc.                                  100,322               4,898,723              0.72
                                           ------------------------------------------------------------------
                                                                          26,196,856              3.87
                                           ------------------------------------------------------------------

REITS - OFFICE PROPERTY
Government Properties Trust, Inc.                    590,957               5,608,182              0.83
                                           ------------------------------------------------------------------

REITS - WAREHOUSE/INDUSTRIAL
ProLogis                                              22,418               1,168,426              0.17
                                           ------------------------------------------------------------------

RETAIL - RESTAURANTS
The Cheesecake Factory, Inc.*                        511,596              13,787,512              2.03
Chipotle Mexican Grill, Inc. - Class A*               48,244               2,940,472              0.43
                                           ------------------------------------------------------------------
                                                                          16,727,984              2.46
                                           ------------------------------------------------------------------

SUPER-REGIONAL BANKS - U.S.
Wells Fargo & Company                                288,218              19,333,663              2.85
                                           ------------------------------------------------------------------

THERAPEUTICS
Amylin Pharmaceuticals, Inc.*                        641,337              31,662,808              4.67
                                           ------------------------------------------------------------------

TRANSPORTATION - RAIL
Burlington Northern Santa Fe Corporation             244,414              19,369,809              2.86
Genesee & Wyoming, Inc. Cl. A*                       466,534              16,547,961              2.44
                                           ------------------------------------------------------------------
                                                                          35,917,770              5.30
                                           ------------------------------------------------------------------

TRANSPORTATION - SERVICES
FedEx Corporation                                    169,052              19,755,417              2.91
                                           ------------------------------------------------------------------

WIRELESS EQUIPMENT
QUALCOMM, Inc.                                       236,057               9,458,804              1.40
                                           ------------------------------------------------------------------

TOTAL COMMON STOCKS
(COST $509,224,683)                                                      591,941,751             87.31
                                           ------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
-------------------------------------------------------------------------------------------------------------

Federal Home Loan Discount Note, 4.750%           34,700,000              34,690,843              5.12
Federal Home Loan Bank,  5.063%                   30,161,988              30,161,988              4.45
SSgA Prime Money Market Fund,  4.849%             30,072,731              30,072,731              4.44

TOTAL SHORT-TERM INVESTMENTS
(COST $94,925,562)                                                        94,925,562             14.00
                                           ------------------------------------------------------------------

TOTAL INVESTMENTS
(COST $604,150,245)                                                      686,867,313            101.31

Cash and Other Assets Less Liabilities                                    (8,883,028)            (1.31)
                                           ------------------------------------------------------------------

NET ASSETS                                                              $677,984,285            100.00%
                                                                  ===========================================


* Non-income producing
+ Security valued at fair value as determined in good faith by Marsico Capital
  Management, LLC, investment advisor to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund's Board of Trustees.
  The security was purchased on March 9, 2005 for $6,010,275 and is considered to be restricted and illiquid due to resale restrictions. At June 30, 2006, the value of the Fund's restricted and illiquid securities was 0.89% of net assets.



Investment Valuation--A security traded on a recognized stock exchange is valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale is reported on the valuation date, the most current bid price will generally be used. All other securities for which over-the-counter market quotations are readily available are valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds' Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds' portfolios in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500(R) Index.


Foreign Currency Translation--The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at 4:00 p.m. ET. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held.

                    MARSICO INTERNATIONAL OPPORTUNITIES FUND
                             Schedule of Investments
                                  June 30, 2006
                                   (Unaudited)


                                                           Number              Market Value           Percent of
                                                          of Shares             in Dollars            Net Assets
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
-------------------------------------------------------------------------------------------------------------------------

ADVERTISING SERVICES
JC Decaux S.A.                                                  191,601               $5,063,091               0.99%
                                                      -------------------------------------------------------------------

AEROSPACE/DEFENSE
BAE Systems PLC                                               1,494,980               10,221,809               2.00
                                                      -------------------------------------------------------------------

AGRICULTURAL CHEMICALS
Syngenta AG                                                     139,121               18,491,810               3.62
                                                      -------------------------------------------------------------------

AUTOMOTIVE - CARS/LIGHT TRUCKS
Toyota Motor Corporation                                        215,800               11,295,369               2.21
                                                      -------------------------------------------------------------------

BEVERAGES - WINE/SPIRITS
Diageo PLC                                                      910,772               15,317,806               2.99
                                                      -------------------------------------------------------------------

BUILDING PRODUCTS - CEMENT/AGGREGATES
Cemex S.A. de C.V. ADR                                          258,249               14,712,446               2.87
                                                      -------------------------------------------------------------------

CELLULAR TELECOMMUNICATIONS
America Movil S.A. de C.V. ADR                                  458,528               15,250,641               2.98
                                                      -------------------------------------------------------------------

CHEMICALS - SPECIALTY
Lonza Group AG                                                  180,680               12,392,146               2.42
                                                      -------------------------------------------------------------------

COMMERCIAL BANKS - NON-US
Erste Bank der oesterreichischen Sparkassen AG                  115,335                6,490,848               1.27
ICICI Bank Ltd. ADR                                             189,654                4,485,317               0.88
Mitsubishi UFJ Financial Group, Inc.                                913               12,764,768               2.49
Unibanco Holdings S.A. ADR                                       77,972                5,176,561               1.01
                                                      -------------------------------------------------------------------
                                                                                      28,917,494               5.65
                                                      -------------------------------------------------------------------

DISTRIBUTION/WHOLESALE
Esprit Holdings, Ltd.                                         1,272,500               10,404,408               2.03
                                                      -------------------------------------------------------------------

DIVERSIFIED MINERALS
BHP Billiton PLC                                                272,071                5,277,666               1.03
                                                      -------------------------------------------------------------------

DIVERSIFIED OPERATIONS
LVMH Moet Hennessy Louis Vuitton SA                             139,211               13,817,292               2.70
                                                      -------------------------------------------------------------------

ELECTRONIC COMPONENTS - MISCELLANEOUS
Fanuc Ltd.                                                       81,914                7,358,231               1.44
Murata Manufacturing Company Ltd.                                83,900                5,447,195               1.06
Nippon Electric Glass Co., Ltd.                                 415,000                8,322,483               1.63
                                                      -------------------------------------------------------------------
                                                                                      21,127,909               4.13
                                                      -------------------------------------------------------------------

ELECTRONIC COMPONENTS - SEMICONDUCTORS
Samsung Electronics Co., Ltd.                                    15,860               10,080,190               1.97
                                                      -------------------------------------------------------------------

ENGINEERING/R&D SERVICES
ABB Ltd.                                                      1,020,336               13,270,085               2.59
                                                      -------------------------------------------------------------------

FINANCE - CREDIT CARD
Credit Saison Co., Ltd.                                         165,900                7,857,200               1.54
                                                      -------------------------------------------------------------------

FINANCE - INVESTMENT BANKER/BROKER
UBS AG                                                          186,917               20,487,406               4.00
                                                      -------------------------------------------------------------------

FINANCE - OTHER SERVICES
Man Group PLC                                                   161,283                7,599,276               1.48
                                                      -------------------------------------------------------------------

FOOD - RETAIL
Metro AG                                                         88,892                5,039,067               0.98
                                                      -------------------------------------------------------------------

HOTELS & MOTELS
Shangri - La Asia Ltd.                                        4,035,003                7,767,315               1.52
                                                      -------------------------------------------------------------------

IMPORT/EXPORT
Marubeni Corporation                                          2,234,000               11,907,899               2.33
                                                      -------------------------------------------------------------------

LEISURE & RECREATION PRODUCTS
Sega Sammy Holdings, Inc.                                       268,852                9,960,962               1.95
                                                      -------------------------------------------------------------------

MEDICAL - DRUGS
CSL Ltd.                                                        136,248                5,441,966               1.06
GlaxoSmithKline PLC                                             544,488               15,213,774               2.97
Roche Holding AG                                                108,534               17,941,779               3.51
                                                      -------------------------------------------------------------------
                                                                                      38,597,519               7.54
                                                      -------------------------------------------------------------------


MONEY CENTER BANKS
DBS Group Holdings Ltd.                                       1,132,000               12,944,499               2.53
                                                      -------------------------------------------------------------------

MORTGAGE BANKS
Hypo Real Estate Holding AG                                     224,853               13,658,045               2.67
                                                      -------------------------------------------------------------------

OIL - FIELD SERVICE
Acergy S.A.*                                                    333,265                5,072,669               0.99
                                                      -------------------------------------------------------------------

OIL COMPANIES - EXPLORATION & PRODUCTION
CNOOC Ltd. ADR                                                   64,850                5,212,643               1.02
Talisman Energy, Inc.                                           428,138                7,471,225               1.46
                                                      -------------------------------------------------------------------
                                                                                      12,683,868               2.48
                                                      -------------------------------------------------------------------

OIL COMPANIES - INTEGRATED
BP PLC                                                          877,851               10,235,053               2.00
Petroleo Brasileiro S.A. ADR                                     67,285                6,009,223               1.17
                                                      -------------------------------------------------------------------
                                                                                      16,244,276               3.17
                                                      -------------------------------------------------------------------

REAL ESTATE OPERATING/DEVELOPMENT
Capitaland Ltd.                                               1,794,000                5,100,294               1.00
Gafisa S/A.*                                                    259,555                2,828,154               0.55
Sumitomo Realty & Development Co., Ltd.                         247,000                6,086,508               1.19
                                                      -------------------------------------------------------------------
                                                                                      14,014,956               2.74
                                                      -------------------------------------------------------------------

RETAIL - CONSUMER ELECTRONICS
The Carphone Warehouse PLC                                      855,877                5,025,037               0.98
Yamada Denki Company Ltd.                                        80,200                8,178,382               1.60
                                                      -------------------------------------------------------------------
                                                                                      13,203,419               2.58
                                                      -------------------------------------------------------------------

RETAIL - DRUG STORES
Shoppers Drug Mart Corporation                                  291,743               10,584,602               2.07
                                                      -------------------------------------------------------------------

RETAIL - MISCELLANEOUS/DIVERSIFIED
The Seiyu Ltd.*                                               2,256,000                4,770,640               0.93
                                                      -------------------------------------------------------------------

RUBBER - TIRES
Continental AG                                                  200,429               20,488,195               4.00
                                                      -------------------------------------------------------------------

SOAP & CLEANING PREPARATIONS
Reckitt Benckiser PLC                                           296,703               11,083,004               2.17
                                                      -------------------------------------------------------------------

STEEL PIPE & TUBE
Vallourec S.A.                                                   11,122               13,372,063               2.61
                                                      -------------------------------------------------------------------

TRANSPORTATION - RAIL
Canadian National Railway Co.                                   236,880               10,363,500               2.02
                                                      -------------------------------------------------------------------

WATER
Veolia Environment                                              277,855               14,361,332               2.81
                                                      -------------------------------------------------------------------

WIRELESS EQUIPMENT
Ericsson (LM) Tel-SP ADR                                        330,642               10,924,412               2.13
                                                      -------------------------------------------------------------------

TOTAL COMMON STOCKS
(COST $434,662,392)                                                                  498,626,286              97.42
                                                      -------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
SSgA Prime Money Market Fund,  5.063%                        11,438,492               11,438,492               2.23
SSgA  Money Market Funds,  4.849%                                     1                        1                  -
                                                      -------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(COST $11,438,493)                                                                    11,438,493               2.23
                                                      -------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $446,419,588)                                                                  510,064,779              99.65
Cash and Other Assets Less Liabilities                                                 1,769,106               0.35
                                                      -------------------------------------------------------------------

NET ASSETS                                                                          $511,833,885             100.00 %
                                                      ===================================================================



-------------------------------------------------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS BY COUNTRY
-------------------------------------------------------------------------------------------------------------------------


                                                                                PERCENT OF
COUNTRY                                                 MARKET VALUE       INVESTMENT SECURITIES
-------------------------------------------------------------------------------------------------------------------------

Australia                                                    $5,441,966                      1.1 %
Austria                                                       6,490,848                      1.3
Brazil                                                       14,013,938                      2.7
Canada                                                       28,419,327                      5.6
France                                                       46,613,778                      9.1
Germany                                                      39,185,307                      7.7
Hong Kong                                                    23,384,366                      4.6
India                                                         4,485,317                      0.9
Japan                                                        93,949,637                     18.4
Mexico                                                       29,963,087                      5.9
Norway                                                        5,072,669                      1.0
Singapore                                                    18,044,793                      3.5
South Korea                                                  10,080,190                      2.0
Sweden                                                       10,924,412                      2.1
Switzerland                                                  82,583,226                     16.2
United Kingdom                                               79,973,425                     15.7
United States(1)                                             11,438,493                      2.2
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                                     $ 510,064,779                    100.0 %
-------------------------------------------------------------------------------------------------------------------------


* Non-income producing
(1) Includes short-term securities



Investment Valuation--A security traded on a recognized stock exchange is valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale is reported on the valuation date, the most current bid price will generally be used. All other securities for which over-the-counter market quotations are readily available are valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds' Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds' portfolios in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500(R) Index.

Foreign Currency Translation--The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at 4:00 p.m. ET. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held.

At June 30, 2006 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:


                                                                                   International
                                   Focus           Growth         21st Century     Opportunities
(Amounts in thousands)             Fund             Fund             Fund             Fund


Cost of Investments              $ 3,524,873      $ 1,959,348     $  606,532        $ 450,742
                              =====================================================================

Gross Unrealized Appreciation    $ 1,004,751      $   505,298     $   96,836        $ 67,987
Gross Unrealized Depreciation        (96,798)         (55,739)       (16,501)         (8,664)
                              ---------------------------------------------------------------------

Net Unrealized Appreciation
 on investments                  $   907,953      $   449,559     $   80,335        $ 59,323
                              =====================================================================



The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and foreign currency transactions.

ITEM 2.  CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures
     (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant's service providers.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS

(a) Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

         Exhibit                    Description of Exhibit
         A                          Certificate of Principal Executive Officer
         B                          Certificate of Principal Financial Officer

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund




/s/ Thomas F. Marsico
------------------------------------------------
Thomas F. Marsico
President
Date: August 24, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




/s/ Thomas F. Marsico
------------------------------------------------
Thomas F. Marsico
President
Date: August 24, 2006





/s/ Christopher J. Marsico
------------------------------------------------
Christopher J. Marsico
Vice President and Treasurer
Date: August 24, 2006